Other Long-Term Loan	12 Months Ended
Dec. 31, 2022
Other Long-Term Loan [Abstract]
OTHER LONG-TERM LOAN

NOTE 11 – OTHER LONG-TERM LOAN:

a.	Composition:

	December 31
	2022	2021
	in USD thousands
Loan from PortXL Netherlands B.V.	128	129
Less - current maturities	(32)	-
Total long-term loan	96	129

b.	Change during the year:

	Year ended December 31
	2022	2021	2020
	in USD thousands
Beginning of the year	129	134	116
Interest expenses	6	6	6
Foreign currency translation adjustment	(7)	(11)	12
End of year	128	129	134

c.	Additional disclosure

Loan from PortXL Netherlands B.V.

Eco Wave Power Ltd. entered into an accelerator agreement with PortXL Netherlands B.V. in March 2019. The loan was granted under a mentorship-driven open innovation startup accelerator program focusing on port related industries. The loan consists of (i) an amount of EUR 85,000 (approximately $91,000) in kind, consisting of participating in the Program and (ii) an amount of EUR 15,000 (approximately $16,000) in cash. Eco Wave Power Ltd. must repay the loan in five annual installments, starting April 1, 2023. The loan agreement is subject to an annual interest rate of 5%, calculated on the total debt including accrued interest. To the extent that Eco Wave Power Ltd. fails to repay the loan when due, PortXL Netherlands B.V. shall be entitled, as a sole remedy, to be issued common shares of Eco Wave Power Ltd. in such number equal to the unpaid balance of the loan and the accrued interest, divided by $375.825. Upon such issuance, the loan shall be deemed repaid in full.